Supplemental Cash Flow Information - Schedule of Income Taxes Paid, Net of Income Taxes Received (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Taxes Paid, Net of Income Taxes Received [Abstract]
Income taxes paid	$ (9,328)	$ (1,580)
Income taxes received
Income taxes paid, net of income tax received	$ (9,328)	$ (1,580)